Victory RS International Fund
Victory RS International Fund
Investment Objective
The Victory RS International Fund (the "Fund") seeks to provide long-term capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 20 of the Fund's Prospectus, in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your Investment Professional. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory RS International Fund	Class A		Class C		Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory RS International Fund		Class A	Class C	Class R	Class R6	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.56%	1.72%	1.01%	0.68%	0.82%
Total Annual Fund Operating Expenses		1.61%	3.52%	2.31%	1.48%	1.62%
Fee Waiver/Expense Reimbursement	[1]	(0.48%)	(1.64%)	(0.93%)	(0.65%)	(0.74%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.13%	1.88%	1.38%	0.83%	0.88%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.13%, 1.88%, 1.38%, 0.83% and 0.88% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2020. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of the period
Expense Example - Victory RS International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,010	1,358	2,338
Class C	291	928	1,686	3,684
Class R	140	632	1,151	2,574
Class R6	85	404	746	1,713
Class Y	90	439	811	1,860

If you do not sell your shares at the end of the period
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory RS International Fund | Class C | USD ($)	191	928	1,686	3,684

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of the value of the Fund's net assets in common stocks and convertible securities issued by companies (1) organized, domiciled, or with a principal office outside of the United States, (2) the securities of which primarily trade in a market located outside of the United States, or (3) that do a substantial amount of business outside of the United States, which the Adviser considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States.

The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Adviser believes it would be appropriate to do so.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may invest in companies of any size.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Smaller Capitalization Stock Risk – Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Liquidity Risk – Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Large Capitalization Stock Risk – The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Portfolio Turnover Risk – Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.

Management Risk – The portfolio manager may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS International Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on July 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Calendar Year Returns for Class A Shares

Highest Quarter	25.30% (quarter ended June 30, 2009)
Lowest Quarter	-21.69% (quarter ended September 30, 2011)

Average Annual Total Returns (For the Periods Ended December 31, 2018)
Average Annual Returns - Victory RS International Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	(15.79%)	0.47%	6.60%
Class C	(12.12%)	0.83%	6.35%
Class R	(10.85%)	1.29%	6.82%
Class Y	(10.38%)	1.94%	10.24%	[1]	Mar. 10, 2009
After Taxes on Distributions | Class A	(16.22%)	(1.71%)	3.69%
After Taxes on Distributions and Sale of Fund Shares | Class A	(9.15%)	(0.54%)	4.03%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)	(13.79%)	0.53%	6.32%
[1]	Inception date of Class Y is March 10, 2009.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.